Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets
Table 19.1 provides the carrying values of assets recognized on our consolidated balance sheet that we have pledged to third parties. Assets pledged in transactions where our counterparty has the right to sell or repledge those assets are presented parenthetically on our consolidated balance sheet.

VIE RELATED. We also pledge assets in connection with various types of transactions entered into with VIEs, which are excluded from Table 19.1. These pledged assets can only be used to settle the liabilities of those entities. We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 16 (Securitizations and Variable Interest Entities) for additional information on consolidated and unconsolidated VIE assets.
Table 19.1: Pledged Assets

(in millions)	Dec 31, 2024	Dec 31, 2023
Pledged to counterparties that had the right to sell or repledge:
Debt securities:
Trading	$86,142	62,537
Available-for-sale	3,078	5,055
Equity securities	9,774	2,683
All other assets	461	495
Total assets pledged to counterparties that had the right to sell or repledge	99,455	70,770
Pledged to counterparties that did not have the right to sell or repledge:
Debt securities:
Trading	5,121	2,757
Available-for-sale	97,025	64,511
Held-to-maturity	213,829	246,218
Loans	485,701	445,092
Equity securities	2,150	1,502
All other assets	853	1,195
Total assets pledged to counterparties that did not have the right to sell or repledge	804,679	761,275
Total pledged assets	$904,134	832,045